Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 2,842	$ 2,722
Acquisitions	4,182	(4)
Translation adjustment	(202)	124
Goodwill, ending balance	6,822	2,842
North America
Goodwill [Roll Forward]
Goodwill, beginning balance	264	248
Acquisitions	3,882	0
Translation adjustment	(23)	16
Goodwill, ending balance	4,123	264
Europe, MEA and APAC
Goodwill [Roll Forward]
Goodwill, beginning balance	2,444	2,335
Acquisitions	94	20
Translation adjustment	(141)	89
Goodwill, ending balance	2,397	2,444
LATAM
Goodwill [Roll Forward]
Goodwill, beginning balance	134	139
Acquisitions	206	(24)
Translation adjustment	(38)	19
Goodwill, ending balance	$ 302	$ 134